Variable Interest Entities - Carrying Amounts and Classification of Consolidated VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Cash and cash equivalents		$ 40.5	$ 61.6	$ 66.7	$ 64.5
Restricted cash		60.9	45.9
Accounts receivable, net of allowance for doubtful accounts		432.0	403.3
Total current assets		654.5	598.7
Property and equipment, net		1,391.8	1,310.1
Goodwill		1,927.2	1,890.1	$ 1,084.0	$ 456.9
Intangible assets, net		411.3	419.4
Other long-term assets		221.3	197.0
Total assets	[1]	4,681.9	4,606.1
Current portion of long-term debt		37.1	36.8
Accounts payable		68.3	61.6
Accrued interest payable		25.8	29.7
Other current liabilities		197.1	172.1
Total current liabilities		475.6	426.4
Long-term debt, net of current portion		2,979.3	3,134.7
Total liabilities		3,614.9	$ 3,705.7
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents		1.6
Restricted cash		3.8
Accounts receivable, net of allowance for doubtful accounts		30.8
Other current assets		2.0
Total current assets		38.2
Property and equipment, net		140.0
Goodwill		73.5
Intangible assets, net		9.6
Deferred income tax assets		0.6
Other long-term assets		0.4
Total assets		262.3
Current portion of long-term debt		1.5
Accounts payable		6.8
Accrued payroll		6.6
Accrued interest payable		0.2
Other current liabilities		5.4
Total current liabilities		20.5
Long-term debt, net of current portion		29.8
Total liabilities		$ 50.3

[1]	Our consolidated assets as of December 31, 2016 include total assets of variable interest entities of $262.3 million, which cannot be used by us to settle the obligations of other entities. Our consolidated liabilities as of December 31, 2016 include total liabilities of the variable interest entities of $50.3 million. See Note 3, Variable Interest Entities.